UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Quarter Ended June 30, 2002

Check here if Amendment; [ ] Amendment Number:

This Amendment (Check [ ] is a restatement
only one);            [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             Diamond Capital Management Inc.
Address:          Dorinco 100
                  Midland, MI 48674
13F File Number:  28-7248

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Christopher K. Li
Title:            President, Diamond Capital Management Inc.
Phone:            989-636-2764

Signature, Place, and Date of Signing:

/S/ CHRISTOPHER K. LI, MIDLAND, MICHIGAN, (August 5, 2002)
Report Type (Check one only):

[ X ] 13F HOLDINGS REPORT
[   ] 13F NOTICE
[   ] 13F COMBINATION REPORT

List of Other Managers
Reporting for this Manager:
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
AND EXCHANGE ACT OF 1934.

                      FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 107
Form 13F Information table Value Total(x 1000): $664,751


		                                 Shares      (a)  (b)    (c)    Mgrs (a)   (b)   (c)
Name of Issuer		Class CUSIP     FMVx1000 Call/Put(a) Sole Share  Shared       Sole Share None
	                                                          as Def Other

DOW CHEMICAL		Comm  260543103	121,447	 3,532,500    X			    3,532,500
S&P MIDCAP DEP RECEIPT	Comm  595635103	 34,378	   383,900    X			      383,900
SPDR TR	                Comm  78462F103	 22,087	   223,200    X			      223,200
GENERAL ELEC CO	        Comm  369604103	 16,391	   564,250    X			      564,250
MICROSOFT CORP	        Comm  594918104	 13,937	   254,800    X			      254,800
PFIZER INC	        Comm  717081103	 13,112	   374,650    X			      374,650
WAL MART STORES INC	Comm  931142103	 13,042	   237,100    X			      237,100
EXXON MOBIL CORPORATION	Comm  30231G102	 12,340	   301,580    X			      301,580
AMERICAN INTL GROUP INC	Comm  026874107	 11,620	   170,318    X			      170,318
CITIGROUP INC	        Comm  172967101	 11,292	   291,414    X			      291,414
REGIONAL BANK HOLD TRST	Comm  75902E100	 11,067	    95,000    X			       95,000
ISHARES RUSSEL VAL	Comm  464287598	 10,330	   197,900    X			      197,900
JP MORGAN CHASE & CO.	Comm  46625H100	  9,396	   277,011    X			      277,011
COCA COLA CO	        Comm  191216100	  9,044	   161,500    X			      161,500
SPDR TECHNOLOGY INDEX	Comm  81369Y803	  8,903	   562,800    X			      562,800
BANKAMERICA CORP	Comm  060505104	  8,581	   121,960    X			      121,960
CISCO SYS INC	        Comm  17275R102	  8,357	   599,100    X			      599,100
PROCTER & GAMBLE CO	Comm  742718109	  8,254	    92,440    X			       92,440
MATTELL INC	        Comm  577081102	  8,235	   390,700    X			      390,700
CAPITAL ONE FINANCIAL	Comm  14040H105	  8,180	   134,000    X			      134,000
CENDANT CORP	        Comm  151313103	  8,163	   514,080    X			      514,080
WELLS FARGO & CO.	Comm  949746101	  7,894	   157,700    X			      157,700
TRANSOCEANOFFSHORESEDCO Comm  G90078109	  7,712	   247,602    X			      247,602
DU PONT EI DENEMOURS&CO	Comm  263534109	  6,808	   153,342    X			      153,342
ILLINOIS TOOL WKS INC	Comm  452308109	  6,768	    99,100    X			       99,100
OIL SERVICE HOLDERS	Comm  678002106	  6,700	   109,000    X			      109,000
AMERICAN EXPRESS CO	Comm  025816109	  6,468	   178,100    X			      178,100
JOHNSON & JOHNSON	Comm  478160104	  6,292	   120,400    X			      120,400
VIACOM INC	        Comm  925524308	  6,233	   140,500    X			      140,500
CARDINAL HEALTH INC	Comm  14149Y108	  6,230	   101,450    X			      101,450
FEDERATED DEPT STORES	Comm  31410H101	  5,887	   148,300    X			      148,300
TEVA PHARMACEUTICALS	Comm  881624209	  5,556	    83,200    X			       83,200
BED BATH & BEYOND	Comm  075896100	  5,445	   144,300    X			      144,300
FANNIE MAE	        Comm  313586109	  5,346	    72,500    X			       72,500
PHILIP MORRIS COS INC	Comm  718154107	  5,324	   121,900    X			      121,900
INTEL CORP	        Comm  458140100	  5,185	   283,800    X			      283,800
ANADARKO PETE CORP	Comm  032511107	  4,895	    99,300    X			       99,300
UNITEDHEALTH GROUP INC	Comm  91324P102	  4,705	    51,400    X			       51,400
KOHLS CORP	        Comm  500255104	  4,681	    66,800    X			       66,800
FEDERAL HOME LN MTGCORP	Comm  313400301	  4,430	    72,400    X			       72,400
DANAHER CORP DEL	Comm  235851102	  4,310	    64,960    X			       64,960
HOME DEPOT INC	        Comm  437076102	  4,172	   113,600    X			      113,600
INTL PAPER CO	        Comm  460146103	  4,170	    95,700    X			       95,700
WYETH	                Comm  983024100	  3,937	    76,900    X			       76,900
BROADBAND HOLDERS	Comm  11130P104	  3,914	   473,300    X			      473,300
TEXAS INSTRS INC	Comm  882508104	  3,844	   162,200    X			      162,200
LSI LOGIC CORP	        Comm  502161102	  3,609	   412,500    X			      412,500
BURLINGTON NORTHNSANTAFEComm  12189T104	  3,511	   117,059    X			      117,059
FIRST DATA CORP	        Comm  319963104	  3,455	    92,880    X			       92,880
SBC COMMUNICATIONS INC	Comm  78387G103	  3,416	   112,000    X			      112,000
KRAFT FOODS INC	        Comm  50075N104	  3,284	    80,200    X			       80,200
MERCK & CO INC	        Comm  589331107	  3,038	    60,000    X			       60,000
VERIZON COMMUNICATIONS	Comm  92343V104	  2,975	    74,100    X			       74,100
MBIA INC.	        Comm  55262C100	  2,885	    51,050    X			       51,050
MCDONALDS CORP	        Comm  580135101	  2,847	   100,100    X			      100,100
ROYAL DUTCH PETE CO	Comm  780257804	  2,835	    51,300    X			       51,300
MEDTRONIC INC	        Comm  585055106	  2,699	    63,000    X			       63,000
INTL BUSINESS MACHS	Comm  459200101	  2,692	    37,400    X			       37,400
ALUMINUM CO AMER	Comm  013817101	  2,655	    80,100    X			       80,100
WEATHERFORD INTL	Comm  947074100	  2,604	    60,300    X			       60,300
PHARMACIA	        Comm  71713U102	  2,557	    68,300    X			       68,300
GENERAL MOTORS	        Comm  370442105	  2,549	    47,700    X			       47,700
CATERPILLAR INC DEL	Comm  149123101	  2,525	    51,600    X			       51,600
AMGEN INC	        Comm  031162100	  2,525	    60,300    X			       60,300
MORGAN STANLEY DEAN WIT	Comm  617446448	  2,524	    58,600    X			       58,600
DELL COMPUTER CORP	Comm  247025109	  2,509	    96,000    X			       96,000
LILLY ELI & CO	        Comm  532457108	  2,392	    42,420    X			       42,420
APPLIED MATLS INC	Comm  038222105	  2,381	   125,188    X			      125,188
GENENTECH	        Comm  368710406	  2,338	    69,800    X			       69,800
BARRICK GOLD CORP	Comm  067901108	  2,269	   119,528    X			      119,528
ZIMMER HOLDINGS INC	Comm  98956P102	  2,113	    59,266    X			       59,266
DISNEY WALT CO	        Comm  254687106	  2,077	   109,932    X			      109,932
QUALCOM	                Comm  747525103	  1,993	    72,500    X			       72,500
HEWLETT PACKARD CO	Comm  428236103	  1,879	   123,000    X			      123,000
CHEVRON TEXACO	        Comm  166764100	  1,831	    20,700    X			       20,700
CONOCO INC	        Comm  208251504	  1,786	    64,263    X			       64,263
COMCAST CORP	        Comm  200300200	  1,766	    74,100    X			       74,100
PEPSICO INC	        Comm  713448108	  1,667	    34,600    X			       34,600
DUKE ENERGY CORP	Comm  264399106	  1,614	    51,900    X			       51,900
PRAXAIR INC	        Comm  74005P104	  1,509	    26,500    X			       26,500
MARATHON OIL CORP       Comm  565849106	  1,410	    52,006    X			       52,006
AOL TIME WARNER INC.	Comm  00184A105	  1,404	    95,500    X			       95,500
L-3 COMMUNICATIONS HOLD	Comm  502424104	  1,350	    25,000    X			       25,000
ORACLE CORP	        Comm  68389X105	  1,304	   137,800    X			      137,800
EL PASO CORPORATION	Comm  28336L109	  1,294	    62,808    X			       62,808
GENERAL DYNAMICS CORP	Comm  369550108	  1,265	    11,900    X			       11,900
BRISTOL MYERS SQUIBB CO	Comm  110122108	  1,175	    45,720    X			       45,720
ABBOTT LABS	        Comm  002824100	  1,140	    30,300    X			       30,300
SPRINT CORP	        Comm  852061506	  1,023	   229,000    X			      229,000
MARSH&MCLENNAN COS INC	Comm  571748102	    975	    10,100    X			       10,100
GILLETTE CO	        Comm  375766102	    919	    27,160    X			       27,160
CALPINE CORPORATION	Comm  131347106	    918	   130,700    X			      130,700
WRIGLEY WM JR CO	Comm  982526105	    916	    16,560    X			       16,560
MONSANTO CO	        Comm  61166W101	    890	    50,000    X			       50,000
NOKIA CORP	        Comm  654902204	    878	    60,700    X			       60,700
BANK NEW YORK INC	Comm  064057102	    752	    22,300    X			       22,300
DOVER CORP	        Comm  260003108	    705	    20,161    X			       20,161
MOLEX INC	        Comm  608554101	    419	    12,500    X			       12,500
SIEBEL SYSTEMS INC	Comm  826170102	    405	    28,500    X			       28,500
BAXTER INTL INC	        Comm  071813109	    324	     7,300    X			        7,300
ALLTEL CORP	        Comm  020039103	    319	     6,800    X				6,800
SUN MICROSYSTEMS INC	Comm  866810104	    316	    63,200    X			       63,200
SMUCKER	                Comm  832696405	     63	     1,848    X				1,848
SYSCO	                Comm  871829107	     38	     1,400    X				1,400
NEW YORK TIMES CO	Comm  650111107	     37	       734    X				  734
MCGRAW HILL COS INC	Comm  580645109	     29	       500    X				  500
EFA I-SHARES            Comm  464287465  54,058    456,000    X                       456,000


COLUMN TOTALS			        664,751	  17,292,640                       17,292,640
